UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

Beacon Hill Fund Services, Inc. 325 John H. McConnell Blvd. Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc. 325 John H. McConnell Blvd. Columbus, OH 43215

(Name and address of agent for service)

Registrant's telephone number, including area code: (800)-527-3713

Date of fiscal year end: 10/31

Date of reporting period: 1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The LongCap Value Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 51.1%
Aerospace & Defense - 1.5%
Precision Castparts Corp.	600	$140,970

Banks - 6.3%
Comerica, Inc.	9,500	325,850
Japan Post Bank Co. Ltd. (a)	22,500	280,345
		606,195
Biotechnology - 3.0%
Gilead Sciences, Inc.	3,500	290,500

Capital Markets - 10.2%
Deutsche Bank AG (b)	20,000	357,800
Franklin Resources, Inc.	9,000	311,940
Westwood Holdings Group, Inc.	6,683	316,774
		986,514
Chemicals - 2.4%
Potash Corp. of Saskatchewan, Inc.	14,000	228,200

Communications Equipment - 6.3%
Cisco Systems, Inc.	18,000	428,220
QUALCOMM, Inc	4,000	181,360
		609,580
Household Durables - 3.1%
Cavco Industries, Inc. (b)	3,500	293,510

Insurance - 3.4%
Alleghany Corp. (b)	400	191,168
PartnerRe Ltd.	1,000	140,400
		331,568
Metals & Mining - 4.4%
POSCO - ADR	11,500	426,535

Real Estate Management & Development - 7.6%
Hang Lung Group Ltd. (a)	80,000	221,012
Henderson Land Development Co. Ltd. (a)	48,000	261,453
Wheelock & Co. Ltd. (a)	66,000	252,673
		735,138
Textiles, Apparel & Luxury Goods - 2.9%
Ralph Lauren Corp.	2,500	281,250

Total Common Stocks (Cost $5,317,441)		$4,929,960

See accompanying notes to the Schedule of Investments.

The LongCap Value Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Maturity Date	Par Value	Value
Corporate Bonds - 11.9%
Consumer Discretionary - 2.1%
Ralph Lauren Corp., 2.125%	09/28/18	$200,000	$203,098

Materials - 9.8%
Cliffs Natural Resources, Inc., 8.25%	03/31/20	350,000	252,000
Comstock Resources, Inc., 10.00%	03/15/20	900,000	348,750
Sandridge Energy, Inc., 8.75%	06/01/20	1,800,000	339,750
			940,500

Total Corporate Bonds (Cost $1,452,290)			$1,143,598

U.S. Treasury Obligations - 10.4%
U.S. Treasury Bills, 0.22% (c)	03/17/16	500,000	499,855
U.S. Treasury Bills, 0.44% (c)	06/16/16	500,000	499,307
Total U.S. Treasury Obligations (Cost $999,026)			$999,162

Total Investments at Value - 73.4% (Cost $7,768,757)			$7,072,720

Other Assets in Excess of Liabilities - 26.6%			2,566,777

Net Assets - 100.0%			$9,639,497

ADR - American Depositary Receipt.

(a) Fair value priced. Fair valued securities totaled $1,015,483 at January 31, 2016, representing 10.5% of net assets.

(b) Non-income producing security.

(c) Rate shown is the annualized yield at time of purchase, not a coupon rate.

See accompanying notes to the Schedule of Investments.

The LongCap Value Fund

Notes to Schedule of Investments

January 31, 2016 (Unaudited)

The LongCap Value Fund, a single class Fund (the “Fund”), is a series of the Asset Management Fund (the “Trust”). The Trust was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financials Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (“Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series.

The investment adviser to the Fund is LongCap Investment Management, LLC (the Adviser).

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organization documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

Significant accounting policies are as follows:

1.   Securities Valuation

The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the Funds’ investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund’s securities primarily trade but before the time as of which the Fund calculates its net asset value. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Securities principally traded on non-U.S. markets that may close at different times than U.S. markets are typically fair valued and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted securities of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.

In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fixed income securities are classified as Level 2 since the values for the fixed income securities are based on prices that utilize various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The LongCap Value Fund

Notes to Schedule of Investments

January 31, 2016 (Unaudited)

Securities traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service approved by the Board. These foreign securities may be priced at their fair value because the value of the securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

Portfolio securities of The LongCap Value Fund (the “Fund”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last reported sales price on the exchanges on which they are primarily traded. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price. Investments in shares of other open-end investment companies are valued at net asset value per share as reported by such companies.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,914,477	$1,015,483	$-	$4,929,960
Corporate Bonds	-	1,143,598	-	1,143,598
U.S. Treasury Obligations	-	999,162	-	999,162
Total	$3,914,477	$3,158,243	$-	$7,072,720

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period. As of January 31, 2016, the Fund did not have any transfers into or out of any Level.

There were no Level 3 securities held by the Fund as of January 31, 2016.

2.   Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2016:

Cost of portfolio investments	$7,768,757

Gross unrealized appreciation	$91,164
Gross unrealized depreciation	(787,201)

Net unrealized depreciation	$(696,037)

The LongCap Value Fund

Notes to Schedule of Investments

January 31, 2016 (Unaudited)

4.   Foreign Investment Risk

Compared with investing in the U.S., investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, adverse economic developments, and higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses on such investments. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar-denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS January 31, 2016 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	84.7%
1 Yr. Constant Maturity Treasury Based ARMS	23.3%
Fannie Mae Grantor Trust
3.75%		5/25/42	$5,466,154	$5,794,123
3.00%		8/25/43	6,708,449	7,115,115
Fannie Mae Whole Loan
3.85%		8/24/42	2,550,171	2,705,535
3.20%		8/25/42	5,924,584	6,453,324
2.74%		4/25/45	9,598,169	9,981,650
				32,049,747
12 Mo. London Interbank Offering Rate (LIBOR)	57.1%
Fannie Mae
2.47%		9/1/36	7,456,174	7,880,699
2.48%		6/1/37	13,196,375	14,024,355
2.48%		8/1/37	19,552,285	20,614,619
2.30%		9/1/38	16,615,360	17,573,783
2.45%		5/1/39	8,476,222	9,020,582
Freddie Mac
2.41%		5/1/39	9,107,743	9,611,948
				78,725,986
6 Mo. Certificate of Deposit Based ARMS	0.9%
Fannie Mae
1.52%		6/1/21	209,926	210,807
1.98%		12/1/24	726,787	742,340
Freddie Mac
2.32%		1/1/26	264,313	270,644
				1,223,791

See notes to Schedule of Investments.

1

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS January 31, 2016 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
SBA Pool Floaters	3.4%
Small Business Administration Pool
3.62%		10/25/38	$4,196,393	$4,718,999
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $ 115,035,905)				116,718,523
FIXED RATE MORTGAGE-RELATED SECURITIES	11.4%
15 Yr. Securities	0.0%
Fannie Mae
6.00%		6/1/16	3,711	3,733
6.00%		7/1/17	14,443	14,895
6.00%		7/1/17	19,219	19,748
Freddie Mac
6.00%		6/1/17	32,955	33,870
				72,246
30 Yr. Securities	10.1%
Fannie Mae
5.00%		6/1/41	969,765	1,083,106
5.00%		6/1/41	1,232,150	1,376,158
5.00%		6/1/41	5,574,217	6,225,704
4.50%**		6/1/45	2,224,937	2,424,833
4.50%**		9/25/45	2,511,401	2,737,035
				13,846,836
Collateralized Mortgage Obligations	1.3%
Fannie Mae
5.00%		2/25/18	561,048	577,519
4.00%		10/25/23	17,655	17,653
5.00%		3/25/24	1,118,403	1,181,706
4.00%		10/25/32	2,381	2,381
				1,779,259
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $ 15,653,658)				15,698,341

See notes to Schedule of Investments.

2

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS January 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES*	3.7%
Northern Institutional Treasury Portfolio, 0.21%		5,090,951	$5,090,951
TOTAL INVESTMENT COMPANIES
(Cost $5,090,951)			5,090,951
TOTAL INVESTMENTS
(Cost $ 135,780,514)	99.8%		137,507,815
NET OTHER ASSETS (LIABILITIES)	0.2%		237,151
NET ASSETS	100.0%		$137,744,966

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED TO-BE-ANNOUNCED SECURITIES SOLD	(3.7)%
FIXED RATE MORTGAGE-RELATED SECURITIES
Fannie Mae
4.50%***		2/16/46	$(4,700,000)	$(5,109,047)
TOTAL MORTGAGE-BACKED TO-BE-ANNOUNCED SECURITIES SOLD
(Proceeds $(5,088,969))				$(5,109,047)

*	The rates presented are the rates in effect at January 31, 2016.

**	All or a portion of security is held as collateral for mortgage-backed to-be-announced securities sold. The fair value of collateral is $ 5,161,868 at January 31, 2016.

***	Settlement date is February 11, 2016.

See notes to Schedule of Investments.

3

ASSET MANAGEMENT FUND SHORT U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS January 31, 2016 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	74.9%
1 Mo. London Interbank Offering Rate (LIBOR)	0.5%
Fannie Mae Grantor Trust
0.65%		4/25/35	$53,503	$53,439
1 Yr. Constant Maturity Treasury Based ARMS	34.4%
Fannie Mae
2.70%		5/1/31	363,151	381,652
2.50%		1/1/35	225,118	237,673
Fannie Mae Grantor Trust
3.75%		5/25/42	609,789	646,376
3.00%		8/25/43	1,310,040	1,389,455
Freddie Mac
2.50%		3/1/27	152,796	158,157
2.65%		8/1/31	539,241	561,077
				3,374,390
12 Mo. London Interbank Offering Rate (LIBOR)	40.0%
Fannie Mae
2.47%		9/1/36	346,799	366,544
2.30%		9/1/38	1,190,894	1,259,588
2.45%		5/1/39	304,045	323,572
Freddie Mac
2.41%		5/1/39	1,870,993	1,974,572
				3,924,276
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $7,232,152)				7,352,105
FIXED RATE MORTGAGE-RELATED SECURITIES	20.2%
10 Yr. Securities	7.7%
Freddie Mac
2.50%		4/1/24	730,493	752,380

See notes to Schedule of Investments.

4

ASSET MANAGEMENT FUND SHORT U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS January 31, 2016 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
30 Yr. Securities	12.5%
Government National Mortgage Association
3.50%		9/15/42	$1,162,898	$1,231,172
TOTAL FIXED RATE MORTGAGE-RELATED
SECURITIES
(Cost $2,013,588)				1,983,552

	Percentage of Net Assets		Shares	Value

INVESTMENT COMPANIES*	4.7%
Northern Institutional Treasury Portfolio, 0.21%			462,703	$462,703
TOTAL INVESTMENT COMPANIES
(Cost $462,703)				462,703
TOTAL INVESTMENTS
(Cost $9,708,443)	99.8%			9,798,360
NET OTHER ASSETS (LIABILITIES)	0.2%			22,594
NET ASSETS	100.0%			$9,820,954

*   The rates presented are the rates in effect at January 31, 2016.

See notes to Schedule of Investments.

5

ASSET MANAGEMENT FUND LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS January 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.1%
Automobiles & Components	0.8%
General Motors Co.		11,100	$329,004
Banks	6.1%
JPMorgan Chase & Co.		7,400	440,300
Wells Fargo & Co.		40,000	2,009,200
			2,449,500
Capital Goods	5.1%
General Dynamics Corp.		1,700	227,409
The Boeing Co.		2,700	324,351
United Technologies Corp.		17,000	1,490,730
			2,042,490
Consumer Durables & Apparel	0.9%
NIKE, Inc.		6,000	372,060
Consumer Services	4.3%
McDonald’s Corp.		14,000	1,732,920
Diversified Financials	8.5%
American Express Co.		18,600	995,100
Berkshire Hathaway, Inc.(a)		11	2,137,961
Waddell & Reed Financial, Inc.		11,000	301,840
			3,434,901
Energy	8.9%
Chevron Corp.		18,000	1,556,460
Exxon Mobil Corp.		22,000	1,712,700
Valero Energy Corp.		4,700	318,989
			3,588,149
Food Beverage & Tobacco	14.4%
Altria Group, Inc.		6,400	391,104
Coca-Cola Co.		47,400	2,034,408
General Mills, Inc.		25,000	1,412,750
PepsiCo, Inc.		20,000	1,986,000
			5,824,262
Health Care Equipment & Services	6.1%
Abbott Laboratories		23,000	870,550
Becton, Dickinson & Co.		7,000	1,017,590
Cardinal Health, Inc.		2,600	211,562

See notes to Schedule of Investments.

6

ASSET MANAGEMENT FUND LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS January 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
UnitedHealth Group, Inc.		3,300	$380,028
			2,479,730
Household & Personal Products	4.4%
Procter & Gamble		22,000	1,797,180
Insurance	1.2%
Cincinnati Financial Corp.		3,400	195,942
Everest Re Group Ltd.		1,700	304,198
			500,140
Materials	3.2%
LyondellBasell Industries NV		4,000	311,880
Praxair, Inc.		10,000	1,000,000
			1,311,880
Media	5.0%
Comcast Corp.		7,000	389,970
The Walt Disney Company		17,000	1,628,940
			2,018,910
Pharmaceuticals & Biotechnology	6.0%
Gilead Sciences, Inc.		4,000	332,000
Johnson & Johnson		20,000	2,088,800
			2,420,800
Real Estate Investment Trusts	0.8%
VEREIT, Inc.		39,700	306,087
Retailing	4.2%
GameStop Corp.		10,800	283,068
TJX Companies		20,000	1,424,800
			1,707,868
Software & Services	5.9%
Broadridge Financial Solutions, Inc.		6,000	321,360
eBay, Inc.(a)		4,900	114,954
Microsoft Corp.		35,000	1,928,150
			2,364,464
Technology Hardware & Equipment	2.0%
Apple, Inc.		4,700	457,498
Cisco Systems, Inc.		15,300	363,987
			821,485

See notes to Schedule of Investments.

7

ASSET MANAGEMENT FUND LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS January 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Telecommunication Services	1.5%
AT&T, Inc.		4,300	$155,058
Verizon Communications, Inc.		9,200	459,724
			614,782
Transportation	3.9%
United Parcel Service, Inc.		17,000	1,584,400
Utilities	1.9%
Ameren Corp.		2,500	112,300
American Electric Power Co, Inc.		5,500	335,335
Public Service Enterprise Group, Inc.		8,200	338,660
			786,295
TOTAL COMMON STOCKS
(Cost $23,230,585)			38,487,307
INVESTMENT COMPANIES*	5.0%
Northern Institutional Treasury Portfolio, 0.21%		2,001,418	2,001,418
TOTAL INVESTMENT COMPANIES
(Cost $2,001,418)			2,001,418

TOTAL INVESTMENTS
(Cost $25,232,003)	100.1%		40,488,725
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(28,976)
NET ASSETS	100.0%		$40,459,749

* The interest rate presented is the rate in effect at January 31, 2016.
(a) Non-income producing security.

See notes to Schedule of Investments.

8

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS January 31, 2016 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of January 31, 2016, the Trust is authorized to issue an unlimited number of shares in three separate series: the Ultra Short Mortgage Fund, the Short U.S. Government Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offers a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

9

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS January 31, 2016 (Unaudited)

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Trust’s Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Trust’s Pricing Committee to fair value the security or securities.

Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

10

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS January 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2016:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Ultra Short Mortgage Fund
Assets:
U.S. Government Agency Mortgages*	$-	$132,416,864	$-	$132,416,864
Investment Companies	5,090,951	-	-	5,090,951
Total Investments	5,090,951	132,416,864	-	137,507,815
Liabilities:
U.S. Government Agency Mortgages*	-	5,109,047	-	5,109,047
Total Securities Sold Short	-	5,109,047	-	5,109,047
Short U.S. Government Fund
U.S. Government Agency Mortgages*	-	9,335,657	-	9,335,657
Investment Companies	462,703	-	-	462,703
Total Investments	462,703	9,335,657	-	9,798,360
Large Cap Equity Fund
Common Stocks	38,487,307	-	-	38,487,307
Investment Companies	2,001,418	-	-	2,001,418
Total Investments	40,488,725	-	-	$40,488,725

* Classifications as defined in the Schedule of Investments

As of January 31, 2016 there were no Level 3 securities held by the Funds. The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of January 31, 2016, based on levels assigned to securities as of October 31, 2015.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

Each Fund may purchase or sell securities on a when-issued basis or delayed-delivery basis. With when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased or sold on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase or sale is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase or sell price. At the time when-issued or delayed delivery securities are purchased or sold, the Fund must set aside funds or securities in a segregated account to pay for the purchase or as collateral for the sale.

MORTGAGE-BACKED TO-BE-ANNOUNCED TRANSACTIONS

A Mortgage-Backed To-Be-Announced (“TBA”) trade represents a forward contract for the purchase or sale of single-family mortgage-related securities to be delivered on a specified future date. In a typical TBA trade, the specific pool of mortgages that will be delivered to fulfill the forward contract are unknown at the time of the trade. The parties to a TBA trade agree upon the issuer, coupon, price, product type, amount of securities and settlement date for delivery. Settlement for TBA trades is standardized to occur on one specific day each month. The mortgage-related securities that ultimately will be delivered, and the loans backing those mortgage-related securities, frequently have not been created or originated at the time of the TBA trade, even though a price for the securities is agreed to at that time.

The Ultra Short Mortgage Fund engages in TBA transactions that are utilized to manage cash positions as well as to manage interest rate and prepayment risks. The Fund may engage in forward sales of TBA trades only when the Fund has identified the actual mortgage pool held in position to be delivered in fulfillment of the TBA trade obligation (specifying the pool or CUSIP number). These pools must be deliverable into the sold TBA position. At January 31, 2016, the fair value of the mortgage-backed TBA securities sold in the Ultra Short Mortgage Fund was $5,109,047.

11

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS January 31, 2016 (Unaudited)

FEDERAL INCOME TAX INFORMATION

At January 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Portfolio	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AMF Ultra Short Mortgage Fund	$135,781,625	$2,179,466	$(453,276)	$1,726,190
AMF Short U.S. Government Fund	9,708,443	144,568	(54,651)	89,917
AMF Large Cap Equity Fund	25,232,003	15,420,347	(163,625)	15,256,722

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Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: March 24, 2016

By (Signature and Title)

/s/ Dana Gentile
Dana Gentile, President

Date: March 24, 2016